PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipments [Abstract]
Amount committed for the acquisition of property, plant and equipment	$ 1,918,997	$ 239,815